Related Parties - Summary of Subsidiaries and Other Related Parties (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of related parties [line items]
Loans assets	R$ 490	R$ 490
Loans liabilities	3,925	4,071
Receivables	739	1,042	R$ 1,067
Payables	266,384	25,450	23,844
Commercial transactions, sales and services	7,386	3,850	7,245
Commercial transactions purchases	1,037,794	1,018,078	1,022,997
Expenses	1,477	1,469	2,300
Quimica da bahia Industria e Comercio [member]
Summary of related parties [line items]
Loans assets	0
Loans liabilities	2,875	2,925
Others [member]
Summary of related parties [line items]
Loans assets	490	490
Loans liabilities	1,050	1,146
Oxicap Industria de Gases [member]
Summary of related parties [line items]
Receivables	0
Payables	1,545	567	1,489
Commercial transactions, sales and services	1	6	6
Commercial transactions purchases	18,565	9,032	18,108
Expenses	0
Refinaria De Petroleo Rigrandense [member]
Summary of related parties [line items]
Receivables	0
Payables	264,602	24,630	22,199
Commercial transactions, sales and services	0
Commercial transactions purchases	1,019,108	1,008,860	1,004,030
Expenses	0
ConectCar Solucoes de Mobilidade Eletronica [member]
Summary of related parties [line items]
Receivables	739	1,042	1,067
Payables	113	136	31
Commercial transactions, sales and services	7,385	3,844	7,239
Commercial transactions purchases	121	186	859
Expenses	0
LA'7 Participaes e Empreend. Imob. Ltda. [member]
Summary of related parties [line items]
Receivables	0
Payables	124	117	125
Commercial transactions, sales and services	0
Commercial transactions purchases	0
Expenses	1,477	R$ 1,469	R$ 2,300
Chevron Latin America Marketing LLC [member]
Summary of related parties [line items]
Receivables	0
Payables	0
Commercial transactions, sales and services	0
Commercial transactions purchases	0
Expenses	R$ 0